Regulatory Matters (FY) (Tables)	12 Months Ended
Dec. 31, 2023
Entity Information [Line Items]
Schedule of Regulatory Assets

The amounts of regulatory assets and regulatory liabilities at December 31 are as follows:

	2023	2022	Recovery Period
	(In Thousands)
Regulatory assets, current:
Undercollections of rate riders	$75,416	$26,047	Approximately 1 year(1)
Fuel costs	—	79,861	Approximately 1 year(1)
Unamortized reacquisition premium on debt	188	—	Approximately 1 year
Costs being recovered through basic rates and charges	13,815	13,815	Approximately 1 year(1)
Total regulatory assets, current	89,419	119,723

	2023	2022	Recovery Period

Regulatory assets, non-current:
Unrecognized pension and other postretirement benefit plan costs	115,847	131,907	Various(2)
Deferred MISO costs	21,091	34,483	Through 2026(1)
Unamortized Petersburg Unit 4 carrying charges and certain other costs	2,812	3,866	Through 2026(1)(3)
Unamortized reacquisition premium on debt	13,379	14,429	Over remaining life of debt
Environmental costs	66,837	68,947	Through 2046(1)(3)
COVID-19 costs	5,426	5,426	4 years(4)
Major storm damage	1,493	—	To be determined
TDSIC costs	35,979	18,547	36.3 years(1)(3)
Petersburg Unit 1 and 2 retirement costs	259,892	287,463	Through 2034(1)(3)
Hardy Hills Solar Project development costs	6,774	5,744	30 years(3)
Petersburg Energy Center Project development costs	2,469	1,582	30 years(3)
Pike County BESS Project development costs	2,623	—	20 years(3)
Fuel costs	4,275	20,518	Through 2025(1)
Other miscellaneous	2,887	1,027	Various(5)
Total regulatory assets, non-current	541,784	593,939
Total regulatory assets	$631,203	$713,662

Regulatory liabilities, current:
Overcollections and other credits being passed to customers through rate riders	$19,649	$15,803	Approximately 1 year(1)
FTRs	3,722	7,545	Approximately 1 year(1)
Total regulatory liabilities, current	23,371	23,348
Regulatory liabilities, non-current:
ARO and accrued asset removal costs	451,886	518,797	Not applicable
Deferred income taxes payable to customers through rates	74,796	88,662	Various
Hardy Hills sponsor investment tax credit	542	—	To be determined(6)
Major storm damage	—	5,126	To be determined
Total regulatory liabilities, non-current	527,224	612,585
Total regulatory liabilities	$550,595	$635,933

(1)	Recovered (credited) per specific rate orders

(2)	AES Indiana receives a return on its discretionary funding

(3)	Recovered with a current return

(4)	Per the signed stipulation in the 2023 distribution rate case, Cause No. 45911

(5)	Some of these costs are being recovered in basic rates and charges through 2026. For the remainder, recovery over four years was agreed to in the signed stipulation in the 2023 distribution rate case, Cause No. 45911. AES Indiana will include this credit in a future ECR filing.

(6)	Will be included in a future ECR filing

Indianapolis Power And Light Company
Entity Information [Line Items]
Schedule of Regulatory Assets

The amounts of regulatory assets and regulatory liabilities at December 31 are as follows:

	2023	2022	Recovery Period
	(In Thousands)
Regulatory assets, current:
Undercollections of rate riders	$75,416	$26,047	Approximately 1 year(1)
Fuel costs	—	79,861	Approximately 1 year(1)
Unamortized reacquisition premium on debt	188	—	Approximately 1 year
Costs being recovered through basic rates and charges	13,815	13,815	Approximately 1 year(1)
Total regulatory assets, current	89,419	119,723
Regulatory assets, non-current:
Unrecognized pension and other postretirement benefit plan costs	115,847	131,907	Various(2)
Deferred MISO costs	21,091	34,483	Through 2026(1)
Unamortized Petersburg Unit 4 carrying charges and certain other costs	2,812	3,866	Through 2026(1)(3)
Unamortized reacquisition premium on debt	13,379	14,429	Over remaining life of debt
Environmental costs	66,837	68,947	Through 2046(1)(3)
COVID-19 costs	5,426	5,426	4 years(4)
Major storm damage	1,493	—	To be determined
TDSIC costs	35,979	18,547	36.3 years(1)(3)
Petersburg Unit 1 and 2 retirement costs	259,892	287,463	Through 2034(1)(3)
Hardy Hills Solar Project development costs	6,774	5,744	30 years(3)
Petersburg Energy Center Project development costs	2,469	1,582	30 years(3)
Pike County BESS Project development costs	2,623	—	20 years(3)
Fuel costs	4,275	20,518	Through 2025(1)
Other miscellaneous	2,887	1,027	Various(5)
Total regulatory assets, non-current	541,784	593,939
Total regulatory assets	$631,203	$713,662

Regulatory liabilities, current:
Overcollections and other credits being passed to customers through rate riders	$19,649	$15,803	Approximately 1 year(1)
FTRs	3,722	7,545	Approximately 1 year(1)

	2023	2022	Recovery Period
	(In Thousands)
Total regulatory liabilities, current	23,371	23,348
Regulatory liabilities, non-current:
ARO and accrued asset removal costs	451,886	518,797	Not applicable
Deferred income taxes payable to customers through rates	74,796	88,662	Various
Hardy Hills sponsor investment tax credit	542	—	To be determined(6)
Major storm damage	—	5,126	To be determined
Total regulatory liabilities, non-current	527,224	612,585
Total regulatory liabilities	$550,595	$635,933

(1)	Recovered (credited) per specific rate orders

(2)	AES Indiana receives a return on its discretionary funding

(3)	Recovered with a current return

(4)	Per the signed stipulation in the 2023 distribution rate case, Cause No. 45911

(5)	Some of these costs are being recovered in basic rates and charges through 2026. For the remainder, recovery over four years was agreed to in the signed stipulation in the 2023 distribution rate case, Cause No. 45911. AES Indiana will include this credit in a future ECR filing.

(6)	Will be included in a future ECR filing